Stockholders’ Equity (Deficit) and Stock-Based Compensation - Predecessor Stock Plans, Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 04, 2016	Feb. 04, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation (in dollars per share)						$ 60.10
Stock-based compensation expense			$ 7,718	$ 41	$ 17	$ 5,833	$ 80
Predecessor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation (in dollars per share)	$ 60.10	$ 60.10
Accelerated vesting percentage	50.00%
Stock-based compensation expense		$ 87,763
Share-based compensation related to accelerated vesting		80,300
Employee withholding tax obligations for share-based compensation		2,333
Predecessor | Additional Paid-in Capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee withholding tax obligations for share-based compensation		2,333
Predecessor | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value		$ 88,800
Shares paid for tax withholding for share based compensation (in shares)		40,000
Predecessor | Restricted Stock Units (RSUs) | Additional Paid-in Capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee withholding tax obligations for share-based compensation		$ 2,300